Financial expenses - Schedule of financial expenses (Details) $ in Thousands	3 Months Ended			12 Months Ended			24 Months Ended
	Sep. 30, 2022 vessel	Jun. 30, 2022 vessel	Mar. 31, 2022 vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($) vessel	Dec. 31, 2021 USD ($)	Dec. 31, 2023 vessel
Disclosure of detailed information about property, plant and equipment [line items]
Interest expense on debt, net of capitalized expenses				$ 158,286	$ 137,123	$ 115,983
Accretion of convertible notes (as described in Note 12)				0	12,718	13,265
Amortization of deferred financing fees				7,292	6,385	7,570
Loss on extinguishment of debt and write-off of deferred financing fees				16,525	11,463	3,604
Accretion of premiums and discounts on debt				1,128	2,106	3,682
Total financial expenses				$ 183,231	$ 169,795	144,104
Number of vessels sold | vessel	2	9	7		18		20
Number of vessels option to purchased exercised | vessel				58	23		58
Average borrowings				$ 1,920,000	$ 2,690,000	3,140,000
Number of vessels in agreement to sell | vessel					18
Interest costs capitalised				0	$ 200	200
Write-offs of the premium and discounts related to the refinancing of existing				2,700	900	600
Accelerated effective interest				800
Gains (losses) arising from sale and leaseback transactions				0	0	2,851
Borrowing refinanced
Disclosure of detailed information about property, plant and equipment [line items]
Debt extinguishment costs				10,200	4,900
Write-offs of deferred financing fees related to the refinancing of borrowings				4,300	6,600	$ 3,000
Gains (losses) arising from sale and leaseback transactions				$ 1,500	$ 900